Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of Loan Repurchase Reserve Activity	The following presents the activity of the Company’s loan repurchase reserve:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Loan repurchase reserve at beginning of year	$26,745	$17,540
(Recovery)/Provision	(1,823)	33,518
Charge-offs	(5,450)	(24,313)
Loan repurchase reserve at end of year	$19,472	$26,745